Provisions	12 Months Ended
Dec. 31, 2020
Provisions
Provisions

29    Provisions

Accounting policy

Provisions for legal claims and judicial deposits

Provisions for legal claims are recognized when: (i) the Company has a present legal or constructive obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the amount can be reliably estimated. The provisions are periodically estimated, and the likelihood of losses is supported by the Company's legal counsel.

Provisions are measured at the present value of the expenditure expected to be required to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as Financial expenses.

When a claim is secured by a judicial deposit, the Company offsets the provision with the judicial deposit amount in the consolidated balance sheet. However, the Company also has judicial deposits for claims for which the likelihood of loss is possible or remote and for which no provision is recognized. In such cases, these amounts are recognized as outstanding judicial deposits in the Company’s assets.

Critical accounting estimates – Provisions for legal claims

The Company is part of ongoing labor, civil, tax and environmental lawsuits which are pending at different court levels. The provisions for potentially unfavorable outcomes of litigation in progress are established and updated based on management evaluation, as supported by the positions of external legal counsel, and require a high level of judgment regarding the matters involved. Income tax claims are discussed at the current and deferred income tax section (note 11).

(a)     Changes in the year

	2020					2019
	Tax	Labor	Civil	Environmental	Total	Total
Balance at the beginning of the year	7,748	13,779	1,061	3,483	26,071	30,641
Additions	1,373	12,204	13	10,462	24,052	12,012
Reversals	(1,972)	(6,566)	—	(4,602)	(13,140)	(8,833)
Interest accrual	242	1,307	34	(194)	1,389	2,048
Payments	(150)	(1,564)	(7)	—	(1,721)	(5,263)
Foreign exchange effects	(1,364)	(3,065)	(238)	(480)	(5,147)	1,104
Impact of the adoption of IFRIC 23	—	—	—	—	—	(6,047)
Settlements with escrow deposits	—	(468)	—	—	(468)	—
Other	357	(419)	(78)	—	(140)	409
Balance at the end of the year	6,234	15,208	785	8,669	30,896	26,071

(b)   Breakdown of legal claims provisions

The provisions and the corresponding judicial deposits are as follows:

	2020			2019
	Judicial		Carrying	Judicial		Carrying
	deposits	Provisions	amount	deposits	Provisions	amount
Tax	(1,594)	7,828	6,234	(2,449)	10,197	7,748
Labor	(2,797)	18,005	15,208	(3,071)	16,850	13,779
Civil	(722)	1,507	785	(832)	1,893	1,061
Environmental	—	8,669	8,669	—	3,483	3,483
Balance at the end of the year	(5,113)	36,009	30,896	(6,352)	32,423	26,071

The outstanding judicial deposits of the Company as of December 31, 2020 are USD 5,566 (December 31,2019: USD 7,281).

Contingent liabilities

Legal claims that have a possible likelihood that an obligation will arise are disclosed in the Company’s financial statement. The Company does not recognize a liability because it is not probable that an outflow of resources will be required or because the amount of the liability cannot be reliably calculated.

(c)    Summary of contingent liabilities

The Company is a party to other litigation involving a risk of possible loss, for which no provision has been recognized, as detailed below:

	2020	2019
Tax	182,380	196,031
Labor	33,205	39,918
Civil	17,502	21,549
Environmental	85,390	112,920
	318,477	370,418

Contingent liabilities decreased in 2020, mainly because the BRL devaluation against the USD during the year.

(i)    Comments on contingent tax liabilities

The main contingent liabilities relating to tax lawsuits are discussed below.

Income tax over transfers of shares in Peru

Relates to assessments issued by the Peruvian internal revenue services, where the Company was jointly and severally liable for the payment of income tax by a foreign investor, in a supposed capital gain on transfer of shares. The estimated financial effect of this contingent liability is USD 95,957.

Compensation for exploration for mineral resources

Relates to assessments issued by the Brazilian National Department of Mineral Production for the alleged failure to pay or underpayment of financial compensation for the exploration of mineral resources (“CFEM”). The estimated financial effect of this contingent liability is USD 12,797.

Indirect taxes on sales

Relates to assessments issued by the Brazilian Internal Revenues Service concerning certain credits taken by the Company when calculating those indirect taxes on sales. The estimated financial effect of this contingent liability is USD 4,447.

Value-added tax on sales

Relates to assessments issued by the tax authorities of the State of Minas Gerais concerning the following:

•	Incidence of value-added tax on sales of certain energy contracts. The estimated financial effect of this contingent liability is USD 12,954.
•	The tax rate applied to interstate sales for manufactured goods with imported content. The estimated financial effect of this contingent liability is USD 3,235.
•	The Company was challenged by the tax authorities regarding certain credits to the purchases of property, plant and equipment. The estimated financial effect of this contingent liability is USD 5,243.

(ii)    Comments on contingent labor liabilities

Include several claims filed by former employees, third parties and labor unions, mostly claiming the payment of indemnities on dismissals, health hazard premiums and hazardous duty premiums, overtime and commuting hours, as well as indemnity claims by former employees and third parties based on alleged occupational illnesses and work accidents. The individual amount of the claims are not material.

(iii)    Comments on contingent civil liabilities

The main contingent civil liability is related to indemnity lawsuits against the Company alleging property damage, pain and suffering. The estimated financial effect of this contingent liability is USD 16,418.

(iv)    Comments on contingent environmental liabilities

The main contingent environmental liabilities were filed by fishermen communities against the Company for indemnification, compensation for material and moral damages due to alleged pollution of the São Francisco River near the Company's Três Marias operation in Brazil. The estimated financial effect of these contingent liabilities is USD 71,388.